Financial risk management - Market risk (Details) € in Thousands			12 Months Ended
	Jun. 30, 2018 EUR (€) € / £	Jun. 30, 2017 EUR (€) € / £	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€) $ / £	Jun. 30, 2018 EUR (€) € / £	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€) $ / £	Jun. 30, 2017 EUR (€) € / £	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 $ / £	Jun. 30, 2016 € / £	Jun. 30, 2016 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£)
Details of currency and interest rate risks
Revenue								£ 590,022,000					£ 581,204,000					£ 515,345,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate					1.3465	1.1327					1.2774	1.1663				1.4774	1.3363
Derivative financial instruments, assets																				£ 5,966,000		£ 4,884,000
Derivative financial instruments, liabilities																						(1,908,000)
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets																				5,966,000		4,884,000
Embedded foreign exchange derivatives
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial instruments, assets																				624,000		1,714,000
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets																				624,000		1,714,000
Buy Euro | Forward foreign currency contracts
Details of currency and interest rate risks
Principal amount / Notional amount	€ (46,000)	€ (115,283)	€ (46,000)		€ (46,000)	€ (46,000)	€ (46,000)		€ (115,283)		€ (115,283)	€ (115,283)								(39,919,000)		(98,980,000)
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £	1.1523	1.1647
Principal amount / Notional amount	€ (46,000)	€ (115,283)	(46,000)		(46,000)	(46,000)	€ (46,000)		(115,283)		(115,283)	(115,283)								(39,919,000)		(98,980,000)
Derivative financial instruments, assets																				852,000		3,170,000
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets																				852,000		3,170,000
Sell Euro | Forward foreign currency contracts
Details of currency and interest rate risks
Principal amount / Notional amount		€ 10,000							10,000		10,000	10,000										7,540,000
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £		1.3262
Principal amount / Notional amount		€ 10,000							10,000		10,000	10,000										7,540,000
Derivative financial instruments, liabilities																						(1,253,000)
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption							1.00%
Euro
Details of currency and interest rate risks
Revenue | €			43,400						47,200					€ 48,100
Foreign currency denominated monetary assets and monetary liabilities
Monetary assets in foreign currency | €	82,073	70,457	82,073		82,073	82,073	€ 82,073		70,457		70,457	70,457
Monetary liabilities in foreign currency | €	(154,951)	(185,960)	(154,951)		(154,951)	(154,951)	(154,951)		(185,960)		(185,960)	(185,960)
Monetary assets (liabilities) in foreign currency, net | €	€ (72,878)	€ (115,503)	€ (72,878)		€ (72,878)	€ (72,878)	€ (72,878)		€ (115,503)		€ (115,503)	€ (115,503)
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption							10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency								4,200,000					6,000,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency																				4,200,000		6,000,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency								(5,200,000)					(7,300,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency																				(5,200,000)		(7,300,000)
US dollar
Details of currency and interest rate risks
Revenue | $				$ 164,400,000						$ 157,900,000					$ 182,600,000
Foreign currency denominated monetary assets and monetary liabilities
Monetary assets in foreign currency | $																			$ 292,168,000		$ 244,826,000
Monetary liabilities in foreign currency | $																			(650,531,000)		(654,507,000)
Monetary assets (liabilities) in foreign currency, net | $																			(358,363,000)		(409,681,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption							10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency								17,800,000					18,600,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency																				17,800,000		18,600,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency								£ (21,700,000)					£ (22,800,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency																				£ (21,700,000)		£ (22,800,000)
Secured term loan facility and senior secured notes
Details of currency and interest rate risks
Principal amount / Notional amount | $																			650,000,000		650,000,000
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																			$ 650,000,000		$ 650,000,000